CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Cash Flows from Operating Activities:
Net income (loss)	$ (2,178,047)	$ 8,195,770
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Amortization	190,000	190,000
Gain on disposal of discontinued operations	(51,853)	(23,473,558)
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	0	(370)
Other payables and accrued liabilities	8,616	15,443
Other non?current liabilities	158,347	0
Net cash used in operating activities from continuing operations	(1,872,937)	(15,072,715)
Net cash provided by operating activities from discontinued operations	906,571	1,965,837
Net cash used in operating activities	(966,366)	(13,106,878)
Cash Flows from Investing Activities:
Short-term investment	(27,156,977)	0
Net Cash Used in Investing Activities from Continuing Operations	(27,156,977)	0
Net cash provided by investing activities from discontinued operations	0	11,155,338
Net cash (used in) provided by investing activities	(27,156,977)	11,155,338
Cash Flows from Financing Activities:
Ordinary shares issued for cash	27,000,000	0
Amount due to the related party	835,046	0
Net cash provided by financing activities from continuing operations	27,835,046	0
Net cash provided by financing activities from discontinued operations	0	0
Net cash provided by financing activities	27,835,046	0
Effect of exchange rate changes on cash and cash equivalents	51,567	926,794
Net decrease in cash and cash equivalents	(236,730)	(1,024,746)
Cash and cash equivalents of continuing operations - beginning of year	341,779	1,522,292
Cash and cash equivalents of discontinued operations - beginning of year	602,463	1,833,195
Cash and cash equivalents - beginning of year	944,242	3,355,487
Cash and cash equivalents - end of year	105,049	1,036,536
Less cash and cash equivalents of discontinued operations - end of year	0	538,990
Cash and cash equivalents of continuing operations - end of year	105,049	497,546
Supplemental disclosures of cash flows information:
Cash paid for income taxes	0	0
Cash paid for interest expense	$ 0	$ 0